Document And Entity Information	Oct. 30, 2024
Document Information [Line Items]
Entity, Registrant Name	BUTLER NATIONAL CORPORATION
Current Fiscal Year End Date	--04-30
Document, Type	8-K
Document, Period End Date	Oct. 30, 2024
Entity, Incorporation, State or Country Code	KS
Entity, File Number	0-1678
Entity, Tax Identification Number	41-0834293
Entity, Address, Address Line One	One Aero Plaza
Entity, Address, City or Town	New Century
Entity, Address, State or Province	KS
Entity, Address, Postal Zip Code	66031
City Area Code	913
Local Phone Number	780-9595
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000015847